Jun. 15, 2023
Simplify Interest Rate Hedge ETF
Simplify Interest Rate Hedge ETF

The disclosures under the “Principal Investment Strategies” subsection of the section entitled “FUND SUMMARY – SIMPLIFY INTEREST RATE HEDGE ETF” on page 26 in the Fund’s Prospectus are replaced in their entirety with the following:

The adviser seeks to achieve the Fund’s investment objective by allocating the Fund’s assets approximately equally between:

●	interest rate related derivatives and
●	interest income producing debt instruments.

The adviser seeks to achieve the interest rate hedging aspect of the Fund’s investment objective by investing in swaptions, interest rate options, and Treasury futures. A swaption is an option to enter into a swap contract. These derivatives are selected to protect against rising long-term interest rates on high-quality instruments such as U.S. government securities and high-quality corporate debt. To select a derivative that it believes will produce the most effective interest rate hedge, the adviser assesses the interaction of maturity, strike price, reference interest rate, the risk-free rate, and volatility on the price of swaptions and interest rate options. This selection process is also intended to generate gains when interest rate volatility increases. The adviser rebalances derivative exposure after extreme rate movements or after the passage of time has significantly changed the rate sensitivity of a derivative.

The adviser seeks to achieve the income aspect of the Fund’s investment objective by investing U.S. Treasury securities, U.S. Treasury Inflation-Protected Securities (“TIPS”), exchange traded funds that primarily invest in U.S. Treasuries, TIPS, and investment grade bonds. TIPS are securities whose principal amount increases with inflation, as measured by the Consumer Price Index and are designed to protect investors from inflation risk. The Fund may purchase debt securities of any maturity.

Generally, the Fund’s strategy may be appropriate for investors who are seeking to hedge against rising interest rates. The Fund’s strategy may also be appropriate to help hedge real estate securities portfolios, as rising interest rates have historically led to sell-offs in real estate’ and growth equities, that are often negatively correlated with rising interest rates.

The disclosures in the “Simplify Interest Rate Hedge ETF” subsection under “ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS – PRINCIPAL INVESTMENT STRATEGIES” on page 104 of the Fund’s Prospectus is replaced in its entirety with the following:

The adviser seeks to achieve the Fund’s investment objective by allocating the Fund’s assets approximately equally between:

●	interest rate related derivatives and
●	interest income producing debt instruments.

The adviser seeks to achieve the interest rate hedging aspect of the Fund’s investment objective by investing in swaptions, interest rate options, and Treasury futures. A swaption is an option to enter into a swap contract. These derivatives are selected to protect against rising long-term interest rates on high-quality instruments such as U.S. government securities and high-quality corporate debt. To select a derivative that it believes will produce the most effective interest rate hedge, the adviser assesses the interaction of maturity, strike price, reference interest rate, the risk-free rate, and volatility on the price of swaptions and interest rate options. This selection process is also intended to generate gains when interest rate volatility increases. The adviser rebalances derivative exposure after extreme rate movements or after the passage of time has significantly changed the rate sensitivity of a derivative.

The adviser seeks to achieve the income aspect of the Fund’s investment objective by investing U.S. Treasury securities, U.S. Treasury Inflation-Protected Securities (“TIPS”), exchange traded funds that primarily invest in U.S. Treasuries, TIPS, and investment grade bonds. TIPS are securities whose principal amount increases with inflation, as measured by the Consumer Price Index and are designed to protect investors from inflation risk. The Fund may purchase debt securities of any maturity.

Generally, the Fund’s strategy may be appropriate for investors who are seeking to hedge against rising interest rates. The Fund’s strategy may also be appropriate to help hedge real estate securities portfolios, as rising interest rates have historically led to sell-offs in real estate’ and growth equities, that are often negatively correlated with rising interest rates.

This Supplement dated June 15, 2023, provides relevant information for all shareholders and should be retained for future reference. The Fund’s Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1 (855) 772-8488.

Simplify Interest Rate Hedge ETF PFIX Supplement dated June 15, 2023 to the Prospectus dated October 28, 2022